Additional disclosure items G.1 Fees to auditors (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Auditor's remuneration [abstract]
Audit fees	$ 5.8	$ 6.8	$ 6.7
Audit related fees	0.5	1.3	0.4
Tax fees	0.1	0.1	0.2
Other fees	0.1	0.6	0.6
Total	$ 6.4	$ 8.8	$ 7.7